EQUITY - Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)	Oct. 29, 2021	Oct. 29, 2020
Class of Warrant or Right [Line Items]
Granted		127,273
Aggregate fair value		$ 140,000
Vested	127,273	12,727
Settled		9,545
Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Vested		127,273
Settled		95,457